Document and Entity Information	12 Months Ended
Apr. 09, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	HIGHLAND FUNDS II
Central Index Key	0000891079
Amendment Flag	false
Document Creation Date	Apr 9, 2013
Document Effective Date	Apr 9, 2013
Prospectus Date	Apr 9, 2013

Highland Global Allocation Fund
Highland Global Allocation Fund (formerly Pyxis Core America Equity Fund)
Investment Objective
Long-term growth of capital and future income. (Future income means the ability to pay dividends in the future.)
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Highland Funds II alternative funds, equity funds and/or asset allocation funds or at least $100,000 in Highland Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 23 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 45 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Highland Global Allocation Fund	Class A	Class B	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	none	none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none	none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	4.00%	1.00%	[1]	none	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	none	none	none		none	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	none	none	none		none	none
[1]	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Highland Global Allocation Fund	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.61%	0.61%	0.61%	0.61%	0.61%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.27%	2.02%	2.02%	1.52%	1.02%

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Highland Global Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	955	1,232	2,021
Class B	605	834	1,088	1,978
Class C	305	634	1,088	2,348
Class R	155	480	829	1,813
Class Y	104	325	563	1,248

Expense Example, No Redemption Highland Global Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	205	634	1,088	1,978
Class C	205	634	1,088	2,348

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objectives by investing in a portfolio of U.S. and foreign equity, debt and money market securities. Under normal market conditions, the Fund intends to invest at least 50% of its net assets in equity securities and at least 40% of its net assets in securities of non-U.S. issuers. While the Fund’s investments in securities of non-U.S. issuers may from time to time represent less than 40% of its net assets, the Fund intends to invest approximately 30% or more of its net assets in securities of non-U.S. issuers at all times. For purposes of determining whether securities held by the Fund are securities of a non-U.S. issuer, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

Equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock, rights and warrants or securities or other instruments whose price is linked to the value of common stock. Although the equity securities in which the Fund invests may be of any capitalization, may be denominated in any currency and may be located in emerging markets without limit, the Fund will primarily invest in equity securities of large capitalization companies (meaning a market capitalization of $2 billion or more) that are located in developed markets.

The Fund may also invest in debt securities of any kind, including debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, inflation-indexed bonds, structured notes, loan assignments, loan participations, debt securities convertible into equity securities, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities or by domestic or foreign private issuers.

With respect to the Fund’s equity investments, the Fund invests primarily in companies that the portfolio manager believes have solid growth prospects or attractive valuations. The portfolio manager’s growth management style focuses on companies that are expected to grow faster than their relevant peers/markets and whose security prices do not fully reflect their potential for growth. The portfolio manager’s value management style employs a relative value approach to identify companies across all economic sectors and geographic regions that are undervalued relative to the market, their peers, their historical valuation or their growth rate. This combination of investment styles results in an approach that is broadly diversified across economic sectors and countries.

When choosing investment markets, Fund management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in securities of non-U.S. issuers, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund may also invest in non-U.S. currencies for hedging and speculative purposes. The Fund may underweight or overweight a currency based on the Fund management team’s outlook.

The Fund may invest in debt securities of any credit quality, including below investment grade securities (also known as “high yield securities” or “junk securities”). Such securities are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) or are unrated but deemed by the Adviser to be of comparable quality. The Fund may invest without limitation in below investment grade or unrated securities, including in insolvent borrowers or borrowers in default.

In addition, the Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”). The Fund’s portfolio may include pooled investment vehicles that provide exposure to foreign equity securities and that invest in both developed and emerging markets, including ETFs that seek to track the performance of securities of a single country. The Fund may also use derivatives, primarily swaps, options and futures contracts, as substitutes for securities in which the Fund can invest. The Fund may also use derivatives, such as options and foreign currency transactions, to an unlimited extent to hedge various investments for risk management and speculative purposes.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets, including through investment in certain commodity-linked instruments and pooled investment vehicles, such as exchange-traded notes and ETFs that generate returns tied to a particular commodity or commodity market index; these investments are generally designed to provide the Fund with commodity market exposure without direct investment in physical commodities.

The Fund’s portfolio manger may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.
Principal Risks
When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objectives, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Equity Securities Risk is the risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Debt Securities Risk is the risk that the issuer of a debt security may fail to pay interest or principal when due, and that changes in market interest rates may reduce the value of debt securities or reduce the Fund’s returns. The Fund may invest in debt securities, including below investment grade securities, investment grade securities and other debt obligations. The Fund’s investments in high yield debt securities generally subjects the Fund to greater risk than investments in securities with higher ratings. Such securities are regarded by the rating organizations as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

Foreign Financial Institutions Risk is the risk associated with obligations of foreign banks, such as the possibility that their liquidity could be impaired, that their obligations may be less marketable than comparable obligations of United States banks, that foreign deposits may be seized or nationalized, and that foreign governmental restrictions may be adopted which might adversely affect the payment of principal and interest on those obligations. These risks are in addition to other risks of foreign investments as described under “Foreign Investment Risk” below. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

There may be less information publicly available about foreign issuers than about most publicly-traded U.S. companies, and foreign issuers are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities.

Commodity Risk is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments. Certain of the Fund’s commodities-linked investments may be limited by tax considerations, including the Fund’s intention to qualify annually as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). See “Taxation” below.

Tax Status Risk is the risk that the Fund’s ability to invest in certain commodity-related instruments, including in certain commodity-linked ETFs and ETNs, is or may be limited by the Fund’s intention to qualify as a RIC under the Code, and, if the Fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the Fund could fail to qualify as a RIC under one or more of the qualification tests applicable to RICs under the Code. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. See “Taxation” below.

Government Securities Risk is the risk associated with U.S. Government obligations. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Sovereign Debt Risk is the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. For example, this may occur due to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to an economy or failure to institute required economic reforms.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. In addition, there are greater risks involved in investing in emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Illiquid and Restricted Securities Risk is the risk that the Adviser may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, and emerging markets securities in particular, are subject to illiquidity risk.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

Mid-Cap Company Risk is the risk of investing either directly or indirectly through investments in underlying funds in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in underlying funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.highlandfunds.com/Funds-Performance or by calling 1-877-665-1287.
Calendar Year Total Returns
The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 16.72% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -21.47% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2012 was 13.21%.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Highland Global Allocation Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	6.72%	(0.42%)	5.83%	7.56%	Sep 8, 1993
Class A Return After Taxes on Distributions	6.23%	(0.68%)	5.05%	6.16%	Sep 8, 1993
Class A Return After Taxes on Distributions and Redemptions	5.01%	(0.40%)	5.02%	6.11%	Sep 8, 1993
Class B	8.32%	0.02%	5.81%	7.59%	Sep 8, 1993
Class C	11.28%	0.02%	5.66%	2.26%	Sep 30, 1999
Class R	13.17%			2.21%	Jan 29, 2008
Class Y	13.51%	1.02%	6.81%	5.25%	Jan 5, 1998
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.99%	1.66%	7.10%	8.06%	Aug 31, 1993
FTSE World Index (reflects no deduction for fees, expenses or taxes)	17.14%	(0.50%)	8.89%	7.00%	Dec 31, 1993

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHLAND FUNDS II
Prospectus Date	rr_ProspectusDate	Apr 9, 2013
Highland Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Highland Global Allocation Fund (formerly Pyxis Core America Equity Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital and future income. (Future income means the ability to pay dividends in the future.)
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Highland Funds II alternative funds, equity funds and/or asset allocation funds or at least $100,000 in Highland Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 23 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 45 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Highland Funds II alternative funds, equity funds and/or asset allocation funds or at least $100,000 in Highland Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 23 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 45 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objectives by investing in a portfolio of U.S. and foreign equity, debt and money market securities. Under normal market conditions, the Fund intends to invest at least 50% of its net assets in equity securities and at least 40% of its net assets in securities of non-U.S. issuers. While the Fund’s investments in securities of non-U.S. issuers may from time to time represent less than 40% of its net assets, the Fund intends to invest approximately 30% or more of its net assets in securities of non-U.S. issuers at all times. For purposes of determining whether securities held by the Fund are securities of a non-U.S. issuer, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

Equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock, rights and warrants or securities or other instruments whose price is linked to the value of common stock. Although the equity securities in which the Fund invests may be of any capitalization, may be denominated in any currency and may be located in emerging markets without limit, the Fund will primarily invest in equity securities of large capitalization companies (meaning a market capitalization of $2 billion or more) that are located in developed markets.

The Fund may also invest in debt securities of any kind, including debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, inflation-indexed bonds, structured notes, loan assignments, loan participations, debt securities convertible into equity securities, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities or by domestic or foreign private issuers.

With respect to the Fund’s equity investments, the Fund invests primarily in companies that the portfolio manager believes have solid growth prospects or attractive valuations. The portfolio manager’s growth management style focuses on companies that are expected to grow faster than their relevant peers/markets and whose security prices do not fully reflect their potential for growth. The portfolio manager’s value management style employs a relative value approach to identify companies across all economic sectors and geographic regions that are undervalued relative to the market, their peers, their historical valuation or their growth rate. This combination of investment styles results in an approach that is broadly diversified across economic sectors and countries.

When choosing investment markets, Fund management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in securities of non-U.S. issuers, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund may also invest in non-U.S. currencies for hedging and speculative purposes. The Fund may underweight or overweight a currency based on the Fund management team’s outlook.

The Fund may invest in debt securities of any credit quality, including below investment grade securities (also known as “high yield securities” or “junk securities”). Such securities are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) or are unrated but deemed by the Adviser to be of comparable quality. The Fund may invest without limitation in below investment grade or unrated securities, including in insolvent borrowers or borrowers in default.

In addition, the Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”). The Fund’s portfolio may include pooled investment vehicles that provide exposure to foreign equity securities and that invest in both developed and emerging markets, including ETFs that seek to track the performance of securities of a single country. The Fund may also use derivatives, primarily swaps, options and futures contracts, as substitutes for securities in which the Fund can invest. The Fund may also use derivatives, such as options and foreign currency transactions, to an unlimited extent to hedge various investments for risk management and speculative purposes.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets, including through investment in certain commodity-linked instruments and pooled investment vehicles, such as exchange-traded notes and ETFs that generate returns tied to a particular commodity or commodity market index; these investments are generally designed to provide the Fund with commodity market exposure without direct investment in physical commodities.

		The Fund’s portfolio manger may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objectives, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Equity Securities Risk is the risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Debt Securities Risk is the risk that the issuer of a debt security may fail to pay interest or principal when due, and that changes in market interest rates may reduce the value of debt securities or reduce the Fund’s returns. The Fund may invest in debt securities, including below investment grade securities, investment grade securities and other debt obligations. The Fund’s investments in high yield debt securities generally subjects the Fund to greater risk than investments in securities with higher ratings. Such securities are regarded by the rating organizations as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

Foreign Financial Institutions Risk is the risk associated with obligations of foreign banks, such as the possibility that their liquidity could be impaired, that their obligations may be less marketable than comparable obligations of United States banks, that foreign deposits may be seized or nationalized, and that foreign governmental restrictions may be adopted which might adversely affect the payment of principal and interest on those obligations. These risks are in addition to other risks of foreign investments as described under “Foreign Investment Risk” below. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

There may be less information publicly available about foreign issuers than about most publicly-traded U.S. companies, and foreign issuers are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities.

Commodity Risk is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments. Certain of the Fund’s commodities-linked investments may be limited by tax considerations, including the Fund’s intention to qualify annually as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). See “Taxation” below.

Tax Status Risk is the risk that the Fund’s ability to invest in certain commodity-related instruments, including in certain commodity-linked ETFs and ETNs, is or may be limited by the Fund’s intention to qualify as a RIC under the Code, and, if the Fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the Fund could fail to qualify as a RIC under one or more of the qualification tests applicable to RICs under the Code. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. See “Taxation” below.

Government Securities Risk is the risk associated with U.S. Government obligations. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Sovereign Debt Risk is the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. For example, this may occur due to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to an economy or failure to institute required economic reforms.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. In addition, there are greater risks involved in investing in emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Illiquid and Restricted Securities Risk is the risk that the Adviser may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, and emerging markets securities in particular, are subject to illiquidity risk.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

Mid-Cap Company Risk is the risk of investing either directly or indirectly through investments in underlying funds in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in underlying funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

		It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.highlandfunds.com/Funds-Performance or by calling 1-877-665-1287.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-665-1287
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highlandfunds.com/Funds-Performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Class A shares as of December 31.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The highest calendar quarter total return for Class A Shares of the Fund was 16.72% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -21.47% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2012 was 13.21%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.
Highland Global Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	697
3 Years	rr_ExpenseExampleYear03	955
5 Years	rr_ExpenseExampleYear05	1,232
10 Years	rr_ExpenseExampleYear10	2,021
2003	rr_AnnualReturn2003	23.65%
2004	rr_AnnualReturn2004	9.07%
2005	rr_AnnualReturn2005	3.69%
2006	rr_AnnualReturn2006	17.31%
2007	rr_AnnualReturn2007	9.65%
2008	rr_AnnualReturn2008	(33.22%)
2009	rr_AnnualReturn2009	25.48%
2010	rr_AnnualReturn2010	11.17%
2011	rr_AnnualReturn2011	(1.45%)
2012	rr_AnnualReturn2012	13.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.47%)
1 Year	rr_AverageAnnualReturnYear01	6.72%
5 Years	rr_AverageAnnualReturnYear05	(0.42%)
10 Years	rr_AverageAnnualReturnYear10	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	7.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 1993
Highland Global Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
1 Year	rr_ExpenseExampleYear01	605
3 Years	rr_ExpenseExampleYear03	834
5 Years	rr_ExpenseExampleYear05	1,088
10 Years	rr_ExpenseExampleYear10	1,978
1 Year	rr_ExpenseExampleNoRedemptionYear01	205
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,978
1 Year	rr_AverageAnnualReturnYear01	8.32%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 1993
Highland Global Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00% [1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
1 Year	rr_ExpenseExampleYear01	305
3 Years	rr_ExpenseExampleYear03	634
5 Years	rr_ExpenseExampleYear05	1,088
10 Years	rr_ExpenseExampleYear10	2,348
1 Year	rr_ExpenseExampleNoRedemptionYear01	205
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,348
1 Year	rr_AverageAnnualReturnYear01	11.28%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	5.66%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
Highland Global Allocation Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
1 Year	rr_ExpenseExampleYear01	155
3 Years	rr_ExpenseExampleYear03	480
5 Years	rr_ExpenseExampleYear05	829
10 Years	rr_ExpenseExampleYear10	1,813
1 Year	rr_AverageAnnualReturnYear01	13.17%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2008
Highland Global Allocation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
1 Year	rr_AverageAnnualReturnYear01	13.51%
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	6.81%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 1998
Highland Global Allocation Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.23%
5 Years	rr_AverageAnnualReturnYear05	(0.68%)
10 Years	rr_AverageAnnualReturnYear10	5.05%
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 1993
Highland Global Allocation Fund | Return After Taxes on Distributions and Redemptions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.01%
5 Years	rr_AverageAnnualReturnYear05	(0.40%)
10 Years	rr_AverageAnnualReturnYear10	5.02%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 1993
Highland Global Allocation Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.99%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1993
Highland Global Allocation Fund | FTSE World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.14%
5 Years	rr_AverageAnnualReturnYear05	(0.50%)
10 Years	rr_AverageAnnualReturnYear10	8.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1993

[1]	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHLAND FUNDS II
Prospectus Date	rr_ProspectusDate	Apr 9, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 9, 2013